Accounts Payable and Accrued Expenses - Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES CURRENT [Abstract]
Trade payable	$ 12,858	$ 15,470
Rent payable	336	183
Professional fees payable	549	1,433
Total accounts payable	$ 13,743	$ 17,086